UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7606

Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Premium Income Municipal Fund (NTC)
	February 29, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.6% (1.0% of Total Investments)
$ 1,275	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 1,261,370
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 42.4% (27.9% of Total Investments)
575	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/21 at 100.00	A2	630,925
	Series 2011H, 5.000%, 7/01/41
925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,	7/13 at 100.00	BBB	940,827
	Series 2003B, 5.000%, 7/01/33 – NPFG Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	N/R	504,230
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	314,925
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/20 at 100.00	A–	1,086,140
	Series 2010-O, 5.000%, 7/01/40
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell	7/12 at 100.00	Baa2	750,915
	Memorial Hall, Series 1999A, 5.625%, 7/01/29 – NPFG Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	975,712
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/16 at 100.00	A–	1,045,700
	Series 2006H, 5.000%, 7/01/36 – AMBAC Insured
1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A–	1,742,585
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,
	Series 2007A:
170	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	179,471
270	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	278,330
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	BBB	271,420
1,000	5.625%, 7/01/41	7/21 at 100.00	BBB	1,095,730
900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	AA–	1,004,634
	University, Series 2012H, 5.000%, 7/01/26 – AGM Insured
560	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee	7/21 at 100.00	Aa3	649,869
	School Issue, Series 2011-I, 5.000%, 7/01/23 – AGM Insured
1,375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	A+	1,491,971
	Series 2004H, 5.000%, 7/01/21 – NPFG Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	BBB–	2,022,960
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	BBB–	1,062,905
	Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	896,856
	Series 2010G, 5.000%, 7/01/35
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	1,570,635
	Series 2003X-1, 5.000%, 7/01/42 (UB)
3,550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	3,895,806
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
6,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	6,784,065
	Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)
245	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education	5/12 at 100.00	AAA	245,625
	Loan Program, Series 1999A, 6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/18 –	1/14 at 100.00	AA	1,079,740
	NPFG Insured
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – AGM Insured	2/15 at 100.00	AA	1,375,196
685	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	780,352
535	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	627,844
225	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	262,778
1,000	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/19 –	11/12 at 101.00	Aa2	1,042,820
	FGIC Insured
31,935	Total Education and Civic Organizations			34,610,966
	Health Care – 25.0% (16.4% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
500	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	N/R	506,135
700	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	703,598
645	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/12 at 100.00	N/R	645,793
	Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
800	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	830,048
500	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	511,220
2,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	2,416,311
	Series 2011A, 5.000%, 7/01/41
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
385	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	392,230
150	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	150,786
550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial	7/21 at 100.00	A+	583,451
	Hospitals, Series 2011F, 5.000%, 7/01/36
2,620	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	2,734,415
	Series 2006, 5.000%, 7/01/32 – AGM Insured
605	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/21 at 100.00	A2	672,149
	Series 2011N, 5.000%, 7/01/25
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 100.00	A	432,972
	Series 2010-I, 5.000%, 7/01/30
1,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	1,363,938
	Health, Series 2011M, 5.375%, 7/01/41
1,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	1,354,150
	Health, Series 2011N, 5.000%, 7/01/29
1,395	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3	1,488,047
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3	477,007
	Hospital, Series 2010M, 5.500%, 7/01/40
1,240	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	AA+	1,333,000
	Series 2010A, 5.000%, 11/15/40
350	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	A	382,176
	Series 2010, 4.750%, 11/15/29
3,050	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	3,444,335
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
19,115	Total Health Care			20,421,761
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
960	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	976,742
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
	Housing/Single Family – 9.6% (6.3% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	5/12 at 100.00	AAA	1,000,590
500	5.450%, 11/15/43 (Alternative Minimum Tax)	5/12 at 100.00	AAA	500,275
1,675	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	1,697,948
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
205	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	208,370
220	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	222,631
2,045	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	2,120,011
	4.650%, 11/15/27
2,000	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,	11/19 at 100.00	AAA	2,105,020
	Series 2010-A2, 4.500%, 11/15/30
7,645	Total Housing/Single Family			7,854,845
	Long-Term Care – 2.7% (1.8% of Total Investments)
445	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	9/12 at 100.00	BBB–	446,015
	Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 – RAAI Insured
1,600	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding	6/20 at 100.00	AA	1,752,096
	Series 2010-16, 5.000%, 6/15/30
25	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	25,376
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
2,070	Total Long-Term Care			2,223,487
	Tax Obligation/General – 21.0% (13.8% of Total Investments)
750	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 –	8/12 at 100.00	A1	761,865
	FGIC Insured
1,110	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	1,204,439
2,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	2,318,160
1,300	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	1,508,078
500	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 100.00	AA	590,945
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AA–	879,540
525	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	554,537
700	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	796,222
500	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A1	580,385
500	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	651,850
1,065	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+	1,223,121
	5.000%, 8/01/36
1,860	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	Baa1	2,116,122
	NPFG Insured
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%,	3/13 at 101.00	A1	1,492,377
	3/15/16 – AMBAC Insured
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
465	5.000%, 6/15/17	No Opt. Call	AA+	567,360
460	5.000%, 6/15/19	No Opt. Call	AA+	577,015
1,000	5.000%, 6/15/21	No Opt. Call	AA+	1,272,720
14,930	Total Tax Obligation/General			17,094,736
	Tax Obligation/Limited – 18.4% (12.1% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
1,300	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA–	1,381,302
1,000	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	1,053,060
1,750	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	1,971,375
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
1,100	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,224,828
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
960	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	291,379
2,615	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BBB+	734,370
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/12 at 100.00	AA–	2,016,240
2,400	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	2,635,128
975	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,055,252
	2010A, 5.375%, 8/01/39
600	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	621,966
	2011aA, 7.000%, 4/01/41
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%,	10/14 at 100.00	AA–	1,080,790
	10/01/19 – AGM Insured
895	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	943,840
	Series 2010A, 5.000%, 10/01/29
16,595	Total Tax Obligation/Limited			15,009,530
	U.S. Guaranteed – 11.2% (7.4% of Total Investments) (5)
610	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education	5/12 at 100.00	Aa3 (5)	611,183
	Loan Program, Series 2001A, 5.250%, 11/15/18 (Pre-refunded 5/15/12) – NPFG Insured
	(AlternativeMinimum Tax)
40	Connecticut, General Obligation Bonds, Series 1993E, 6.000%, 3/15/12 (ETM)	No Opt. Call	Aa3 (5)	40,104
1,500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (5)	1,523,775
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
1,175	5.000%, 12/01/20 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	1,217,441
1,000	5.000%, 12/01/21 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	1,036,120
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA (5)	542,915
	5.000%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,273,899
	(Pre-refunded 10/01/13)
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21	2/13 at 100.00	AA (5)	1,152,151
	(Pre-refunded 2/15/13) – NPFG Insured
1,500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	1,734,855
	(Pre-refunded 10/01/15)
8,610	Total U.S. Guaranteed			9,132,443
	Utilities – 6.3% (4.1% of Total Investments)
650	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue	No Opt. Call	AA	659,529
	Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured
175	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western	10/12 at 100.00	BBB+	175,926
	Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28
1,070	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	1,076,281
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
1,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	6/12 at 102.00	Ba1	1,764,788
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
145	5.500%, 1/01/14 (Alternative Minimum Tax)	7/12 at 100.00	BBB	145,461
1,290	5.500%, 1/01/20 (Alternative Minimum Tax)	7/12 at 100.00	BBB	1,294,580
5,080	Total Utilities			5,116,565
	Water and Sewer – 12.8% (8.4% of Total Investments)
500	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	504,895
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
1,520	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	1,607,035
2,260	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	2,361,271
725	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	Ba2	728,052
	Series 2010, 5.625%, 7/01/40
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	1,078,710
	6.000%, 7/01/38
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
1,000	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	1,040,710
1,075	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	1,099,177
770	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	Aa3	855,793
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41
1,100	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	1,168,493
	2003A, 5.000%, 11/15/32
9,950	Total Water and Sewer			10,444,136
$ 118,165	Total Investments (cost $117,359,537) – 152.2%			124,146,581
	Floating Rate Obligations – (9.8)%			(7,965,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (44.2)% (6)			(36,080,000)
	Other Assets Less Liabilities – 1.8%			1,477,579
	Net Assets Applicable to Common Shares – 100%			$ 81,579,160

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$124,146,581	$—	$124,146,581

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $109,452,237.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$7,232,588
Depreciation	(501,953)
Net unrealized appreciation (depreciation) of investments	$6,730,635

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012